BORROWINGS - LONG TERM LOAN (Details)								1 Months Ended							8 Months Ended		12 Months Ended
	Jun. 15, 2018 USD ($)	Jun. 15, 2018 CNY (¥)	May 14, 2018 USD ($)	May 14, 2018 CNY (¥)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 CNY (¥)	Dec. 21, 2017 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 30, 2018 USD ($)	Jan. 30, 2018 CNY (¥)	Dec. 13, 2017 CNY (¥)	Nov. 07, 2017 CNY (¥)	Oct. 30, 2017 CNY (¥)
Debt Instrument [Line Items]
Proceeds from Bank Debt																				¥ 203,450,000
Long-term bank loan																	$ 49,033,000		¥ 320,000,000		¥ 319,941,000
Less: current portion																	(49,033,000)		(320,000,000)		(319,941,000)
Total																	0		0		0
Notice for early repayment of bank loans												$ 22,983,000	¥ 160,000,000				$ 26,047,972	¥ 169,963,014
Threshold period for early repayment of bank loans																	3 days	3 days
Early repayment of bank loans																	$ 9,000	¥ 59,000	73,850,000	72,771,000
Carrying value of the bank loan																	22,985,152				149,978,115
Future installment repayment
Payments of Financing Costs																	1,475,000	¥ 9,626,000	1,873,000	¥ 7,599,000
Bank B
Debt Instrument [Line Items]
Notice for early repayment of bank loans												24,419,000	170,000,000
Bank C
Debt Instrument [Line Items]
Notice for early repayment of bank loans												$ 22,983,000	¥ 160,000,000
Early repayment of bank loans										$ 1,436,000	¥ 10,000,000
Loan repayment deducted by bank								$ 5,668	¥ 36,986						$ 3,354	¥ 21,885
Bank B and C
Debt Instrument [Line Items]
Carrying value of the bank loan																	$ 95,455,000		¥ 581,979,000		¥ 622,780,000
Bank of Fushun [Member] | Three-year credit facility
Debt Instrument [Line Items]
Interest rate (as a percent)																										8.00004%
Long-term Line of Credit																						$ 3,927,000	¥ 27,000,000	¥ 23,000,000	¥ 150,000,000	¥ 150,000,000
Future installment repayment
Debt Instrument, Face Amount																										240,000,000
Payments of Financing Costs														¥ 2,400,000
Line of Credit facility, Capital Expenditure																										¥ 90,000,000
Shenyang Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)							30.00%
Long-term Line of Credit							¥ 40,000,000
Future installment repayment
Debt Instrument, Face Amount							220,000,000
Payments of Financing Costs	$ 13,090,000	¥ 90,000,000	$ 2,909,000	¥ 20,000,000	$ 7,272,000	¥ 50,000,000	¥ 6,775,000